UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                 FORM N-CSRS

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                 Investment Company Act file number: 811-9098

                         AMERICAN BEACON MASTER TRUST
              (Exact name of registrant as specified in charter)

                    4151 Amon Carter Boulevard, MD 2450
                          Fort Worth, Texas 76155
            (Address of principal executive offices)-(Zip code)

                        Douglas G. Herring, PRESIDENT
                    4151 Amon Carter Boulevard, MD 2450
                          Fort Worth, Texas 76155
                  (Name and address of agent for service)

      Registrant's telephone number, including area code: (817) 967-3509

                  Date of fiscal year end: December 31, 2007

                  Date of reporting period: June 30, 2007


ITEM 1. REPORT TO STOCKHOLDERS.

    G U I D A N C E     |      V I S I O N      |      E X P E R I E N C E



(AMERICAN BEACON FUND(SM) LOGO)

Semi-Annual Report

                                   (GRAPHICS)

June 30, 2007

MONEY MARKET FUND
U.S GOVERNMENT MONEY MARKET FUND

ABOUT AMERICAN BEACON ADVISORS

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

CONTENTS

President's Message ..............................................             1
Financial Highlights
   Money Market Fund..............................................            16
   U.S. Government Money Market Fund .............................            20
Schedule of Investments
   Money Market Portfolio ........................................            22
   U.S. Government Money Market Portfolio ........................            27
Additional Information............................................    Back Cover

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor's strategies and each Fund's portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.


American Beacon Funds                                              June 30, 2007

(PHOTO OF DOUGHS G. HERRING)

Fellow Shareholders,

     I am pleased to present to you the Semi-Annual Report for the American Beacon Money Market Fund and the U.S. Government Money Market Fund for the six months ended June 30, 2007.

     For this period, both Funds performed well versus their respective Lipper peer groups. The American Beacon Money Market Fund - Institutional Class and - Cash Management Class returned 2.60% and 2.62%, respectively, outperforming the Lipper Institutional Money Market Funds Average return of 2.47%. The American Beacon U.S. Government Money Market Fund - Cash Management Class gained 2.59% versus the Lipper Institutional U.S. Government Money Market Funds Average return of 2.46%.

     Please review the enclosed portfolio listings and detailed financial data. As always, we welcome the opportunity to serve your financial needs. Should you have any questions about the enclosed information, please do not hesitate to contact us at 800-967-9009. You may access Fund and account information at www.americanbeaconfunds.com. Thank you for your continued confidence in the American Beacon Funds.

                                        Sincerely,


                                        /s/ Douglas G. Herring
                                        ----------------------
                                        Douglas G. Herring
                                        President
                                        American Beacon Funds

ECONOMIC OVERVIEW
JUNE 30, 2007 (Unaudited)

     Annualized Gross Domestic Product ("GDP") growth came in at an anemic 0.7% during the first quarter of 2007, the lowest rate of growth in four years. Inventory drawdowns, a widening trade deficit and an ongoing slump in the housing market were the main contributors to the slowdown. GDP growth in the second quarter recovered to an estimated 3.4% annualized rate as consumer spending held strong and business investment rebounded. The labor market remained a bright spot for the economy. Higher wages enabled consumers to keep spending despite increasing energy prices and declining home values. Payroll gains averaged 148,000 per month during the second quarter of 2007 and the unemployment rate remained near a six-year low at 4.5% in June.

     The Federal Open Market Committee ("Fed") left rates unchanged at 5.25% at both the May and June meetings. This marked eight consecutive meetings with no movement from the Fed. In its June statement, the Fed acknowledged that the economy was expected to expand at a moderate pace and that core inflation measures had improved modestly. However, Fed officials remained concerned about the high level of resource utilization and stated that "a sustained moderation in inflation pressures has yet to be convincingly demonstrated." Thus the Fed's inflation bias remained in place after the June meeting.

     Though economic growth recovered in the second quarter and the Fed has been unremitting in its commitment to contain inflation, the market is fearful that subprime mortgage difficulties could spill over into the broader economy. As such, the Fed continues to maintain ample flexibility by stating that "future policy adjustments will depend on the evolution of the outlook for both inflation and economic growth."

PERFORMANCE OVERVIEW
AMERICAN BEACON MONEY MARKET FUND(SM)
JUNE 30, 2007 (Unaudited)

     The Money Market Fund will maintain the strategy of purchasing high quality commercial paper maturing in 3 months or less and 3-month London Interbank Offered Rate (LIBOR) based variable rate securities until it becomes apparent that the Fed is on the verge of lowering interest rates. In addition, we remain conservative on credit risk given the volatile credit spread environment and effects of the subprime mortgage difficulties.

     For the six months ended June 30, 2007, the total return of the Cash Management Class of the American Beacon Money Market Fund was 2.62%. The Fund outperformed the Lipper Institutional Money Market Average return of 2.47% by 15 basis points (0.15%). Lipper Inc. ranked the Cash Management Class of the Fund 17th among 350, 20th among 298, and 18th among 252 Institutional Money Market Funds for the one-year, three-year and five-year periods ended June 30, 2007, respectively. The Lipper Institutional Money Market Average is calculated by taking an arithmetic average of the returns of the mutual funds in the Lipper Institutional Money Market Funds category. Lipper is an independent mutual fund research and ranking service that ranks mutual funds in various categories by making comparative calculations using total returns.

            Cash Management Class Total Returns as of June 30, 2007

                                    1year   5 Years*   10 Years*
                                    -----   --------   ---------
American Beacon Money Market Fund    5.36%     2.80%     3.91%
Lipper Institutional Money Market
   Funds Average                     5.04%     2.51%     3.68%

*    Annualised

                                         ANNUALIZED TOTAL
                                           RETURNS AS OF
                                             6/30/2007
                                    ---------------------------
                                    1 YEAR   5 YEARS   10 YEARS
                                    ------   -------   --------
Cash Management
Class (1,2,5) ...................    5.36%     2.80%     3.91%
Institutional Class (1,3,5) .....    5.32%     2.71%     3.86%
PlanAheadClass (1,5) ...........     5.03%     2.44%     3.56%
BBH   Comset Class (1,4,5).......    5.36%     2.80%     3.91%

1. Performance shown is historical and may not be indicative of future returns. Investment returns will vary, and shares may be worth more or less at redemption than at original purchase. An investment in this Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share it is possible to lose money by investing in the Fund. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

2. Fund performance for the five and ten-year periods represent the total returns achieved by the Institutional Class from 7/1/97 to 12/1/01, the inception date of the Cash Management Class, and the returns of the Cash Management Class thereafter. Expenses of the Cash Management Class are lower than those of the Institutional Class. Therefore, total returns shown are lower than they would have been had the Cash Management Class been in place since 7/1/97. A portion of the fees charged to the Cash Management Class of the Fund has been waived. Performance prior to waiving fees was lower than the actual returns shown.

3. A portion of the fees charged to the Institutional Class of the Fund has been waived since 2006. Performance prior to waiving fees was lower than the actual returns shown for periods since 2006.

4. Fund performance represents the total returns achieved by the Institutional Class from 7/1/97 to 12/1/01, the total returns achieved by the Cash Management Class from 12/1/01 up to 4/2/07, the inception date of the BBH Comset Class, and the returns of the BBH Comset Class thereafter. Expenses of the BBH Comset Class are lower than those of the Institutional and Cash Management Classes through 12/31/03. Therefore, total returns shown through 12/31/03 are lower than they would have been had the BBH Comset Class been in place during that period. Expenses of the BBH Comset Class have been the same as those of the Cash Management Class since 1/1/04.

5. The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Cash Management, Institutional, PlanAhead and the BBH Comset Class shares was 0.20%, 0.23%, 0.49% and 0.19%, respectively. After expense reimbursement, the net expense ratio set forth in the most recent Fund prospectus for the Cash Management, Institutional and BBH Comset Class shares was 0.15%, 0.18% and 0.15%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

PERFORMANCE OVERVIEW
AMERICAN BEACON MONEY MARKET FUND(SM)
JUNE 30, 2007 (Unaudited)

PORTFOLIO STATISTICS AS OF JUNE 30, 2007

                   CASH                                    BBH
                MANAGEMENT   INSTITUTIONAL   PLANAHEAD   COMSET
                   CLASS         CLASS         CLASS      CLASS
                ----------   -------------   ---------   -------
7-day
Current
Yield*             5.24%         5.19%         4.89%      5.24%

7-day
Effective
Yield*             5.38%         5.32%         5.01%      5.38%

30-day Yield*      5.22%         5.17%         4.87%      5.22%

Weighted
Avg. Maturity     35 Days       35 Days       35 Days    35 Days

Moody's
Rating              Aaa           N/A           N/A        Aaa

S&P Rating         AAAm           N/A           N/A        AAAm

* Annualized. You may call 1-800-388-3344 to obtain the Fund's current seven day yield. Yield is a more accurate reflection of the Fund's current earnings than total returns.

TOP TEN ISSUERS AS OF JUNE 30, 2007

                                     % OF
                                 NET ASSETS**
                                 ------------
General Electric Capital Corp.       5.2%
Royal Bank of Scotland plc           5.2%
Bank of America                      4.9%
Lehman Brothers                      4.8%
Calyon N.Y.                          4.7%
Citigroup                            4.7%
FCAR Owner Trust, Series I           4.6%
Natixis                              4.5%
US Bank, NA                          4.0%
Toyota Motor Credit Corp.            3.8%

**   Percent of net assets of American Beacon Master Money Market Portfolio.

ASSET ALLOCATION AS OF JUNE 30, 2007

                                       % OF
                                   NET ASSETS**
                                   ------------
Bank CDs, TDs and Notes                36.8%
Corporate Notes                        34.8%
Commercial Paper                       20.2%
Repurchase Agreements                   8.6%
Funding Agreements                      0.9%
Liabilities, Net of Other Assets       -1.3%

**   Percent of net assets of American Beacon Master Money Market Portfolio.

PERFORMANCE OVERVIEW
AMERICAN BEACON MONEY MARKET FUND(SM)
JUNE 30, 2007 (Unaudited)

FUND EXPENSE EXAMPLE

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 through June 30, 2007.

ACTUAL EXPENSES

     The "Actual" lines of the table provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading "Expenses Paid During Period" for the applicable Class to estimate the expenses you paid on your account during this period. Shareholders of the PlanAhead Class that invest in the Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The "Hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund's actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the PlanAhead Class that invest in the Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

     You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the "Hypothetical" lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

                               Beginning     Ending    Expenses Paid
                                Account     Account    During Period*
                                 Value       Value       1/1/07-
                                 1/1/07     06/30/07     06/30/07
                               ---------   ---------   --------------
CASH MANAGEMENT CLASS
Actual .....................   $1,000.00   $1,026.20        $0.75
Hypothetical (5% return
before expenses) ...........   $1,000.00   $1,024.05        $0.75
INSTITUTIONAL CLASS
Actua ......................   $1,000.00   $1,025.99        $0.95
Hypothetical (5% return
before expenses) ...........   $1,000.00   $1,023.85        $0.95
PLANAHEAD CLASS
Actual .....................   $1,000.00   $1,024.62        $2.26
Hypothetical (5% return
before expenses) ...........   $1,000.00   $1,022.56        $2.26

                               Beginning     Ending      Expenses Paid
                                Account     Account     During Period**
                                 Value       Value          4/2/07-
                                 4/2/07     06/30/07       06/30/07
                               ---------   ---------    ---------------
BBH COMSET CLASS
Actual ....................    $1,000.00   $1,012.93        $0.37
Hypothetical (5% return
before expenses) ..........    $1,000.00   $1,011.96        $0.37

* Expenses are equal to the Fund's annualized expense ratios for the six-month period of 0.15%, 0.19%, 0.45% for the Cash Management, Institutional and PlanAhead Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

** Expenses are equal to the Fund's annualized expense ratios for the period of 0.15% for the BBH ComSet Class multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (90) by days in the year (365) to reflect the half-year period.

PERFORMANCE OVERVIEW
AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET FUND(SM)
JUNE 30, 2007 (Unaudited)

     The U.S. Government Money Market Fund will maintain the strategy of primarily transacting overnight repurchase agreements until it becomes more apparent that the Fed is on the verge of lowering interest rates. We remain conservative on credit risk given the volatile credit spread environment and effects of the subprime mortgage difficulties.

     For the year ended June 30, 2007, the total return of the Cash Management Class of the American Beacon U.S. Government Money Market Fund was 2.59%. The Fund outperformed the Lipper Institutional U.S. Government Money Market Average return of 2.46% by 13 basis points (0.13%). Lipper Inc. ranked the Cash Management Class of the Fund 8th among 148, 8th among 106 and 7th among 66 Institutional U.S. Government Money Market Funds for the one-year, five-year and ten-year periods ended June 30, 2007, respectively. The Lipper Institutional U.S. Government Money Market Average is calculated by taking an arithmetic average of the returns of the mutual funds in the Lipper Institutional U.S. Government Money Market Funds category. Lipper is an independent mutual fund research and ranking service that ranks mutual funds in various categories by making comparative calculations using total returns.

            Cash Management Class Total Returns as of June 30, 2007

                              (PERFORMANCE GRAPH)


                                   1year   5 Years*   10 Years*
                                   -----   --------   ---------
American Beacon U.S.
   Government Money Market Fund     5.29%    2.74%       3.81%
Lipper Institutional U.S.
   Government Money Market FundS
      Average                       5.02%    2.50%       3.62%

*    Annualized

                              ANNUALIZED TOTAL RETURNS
                                   AS OF 6/30/2007
                              ---------------------------
                              1 YEAR   5 YEARS   10 YEARS
                              ------   -------   --------
Cash Management Class
   (1,2,4).................    5.29%     2.74%     3.81%
PlanAhead Class (1,3,4)....    4.82%     2.31%     3.43%

1 Performance shown is historical and may not be indicative of future returns. Investment returns will vary, and shares may be worth more or less at redemption than at original purchase. An investment in this Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share it is possible to lose money by investing in the Fund. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

2 Prior to December 1, 2001, the Cash Management Class of the Fund was known as the Institutional Class. A portion of the fees charged to the Cash Management Class of the Fund has been waived since 2002. Performance prior to waiving fees was lower than actual returns shown for periods since 2002.

3 A portion of the fees charged to the PlanAhead Class of the Fund has been waived since 2003. Performance prior to waiving fees was lower than the actual returns shown for periods since 2003.

4 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Cash Management and the PlanAhead Class shares was 0.64% and 1.02%, respectively. After expense reimbursement, the net expense ratio set forth in the most recent Fund prospectus for the Cash Management, Institutional and BBH Comset Class shares was 0.15% and 0.63%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

                    PORTFOLIO STATISTICS AS OF JUNE 30, 2007

                            CASH
                         MANAGEMENT   PLANAHEAD
                            CLASS       CLASS
                         ----------   ---------
7-day Current Yield*        5.23%        4.73%
7-day Effective Yield*      5.37%        4.85%
30-day Yield*               5.19%        4.69%
Weighted Avg. Maturity     13 Days      13 Days
Moody's Rating               Aaa         N/A
S&P Rating                  AAAm         N/A

* Annualized. You may call 1-800-388-3344 to obtain the Fund's current seven day yield. Yield is a more accurate reflection of the Fund's current earnings than total returns.

PERFORMANCE OVERVIEW
AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET FUND(SM)
JUNE 30, 2007 (Unaudited)

ASSET ALLOCATION AS OF JUNE 30, 2007

                            % OF
                        NET ASSETS**
                        ------------
Repurchase Agreements       94.7%
Government Securities        5.2%
Net Other Assets             0.1%

** Percent of net assets of the American Beacon Master U.S. Government Money Market Portfolio.

FUND EXPENSE EXAMPLE

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 through June 30, 2007.

ACTUAL EXPENSES

     The "Actual" lines of the table provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading "Expenses Paid During Period" for the applicable Class to estimate the expenses you paid on your account during this period. Shareholders of the PlanAhead Class that invest in the Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The "Hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund's actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the PlanAhead Class that invest in the Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

     You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the "Hypothetical" lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

                             Beginning     Ending     Expenses Paid
                              Account     Account    During Period*
                               Value       Value         1/1/07-
                               1/1/07     06/30/07      06/30/07
                             ---------   ---------   --------------
CASH MANAGEMENT CLASS
Actual . . . . . . . . . .   $1,000.00   $1,025.93        $0.83
Hypothetical (5% return
before expenses) . . . . .   $1,000.00   $1,023.85        $0.82
PLANAHEAD CLASS
Actual . . . . . . . . . .   $1,000.00   $1,023.46        $3.26
Hypothetical (5% return
before expenses) . . . . .   $1,000.00   $1,021.77        $3.26

* Expenses are equal to the Fund's annualized expense ratios for the six-month period of 0.19% and 0.65% for the Cash Management and PlanAhead Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

AMERICAN BEACON FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2007 (UNAUDITED) (IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                               U.S. GOVERNMENT
                                                                MONEY MARKET     MONEY MARKET
                                                                ------------   ---------------
ASSETS:
   Investment in Portfolio, at value ........................   $    927,269     $    22,174
   Receivable for fund shares sold ..........................             86              --
   Receivable from Manager for expense reimbursement
      (Note 2) ..............................................            155               1
   Prepaid expenses .........................................             78              11
                                                                ------------     -----------
      TOTAL ASSETS ..........................................        927,588          22,186
                                                                ------------     -----------
LIABILITIES:
   Payable for fund shares redeemed .........................             88              --
   Dividends payable ........................................            754              29
   Administrative service and service fees payable
      (Note 2) ..............................................             72               1
   Distribution fees payable (Note 2) .......................              1              --
   Other liabilities ........................................              5               9
                                                                ------------     -----------
      TOTAL LIABILITIES .....................................            920              39
                                                                ------------     -----------
NET ASSETS ..................................................   $    926,668     $    22,147
                                                                ============     ===========
ANALYSIS OF NET ASSETS:
   Paid-in-capital ..........................................        926,668          22,147
                                                                ============     ===========
NET ASSETS ..................................................   $    926,668     $    22,147
SHARES OUTSTANDING (NO PAR VALUE):
   Cash Management Class ....................................    622,413,677      20,478,365
                                                                ============     ===========
   Institutional Class ......................................    224,681,036             N/A
                                                                ============     ===========
   PlanAhead Class ..........................................     59,105,741       1,669,039
                                                                ============     ===========
   BBH ComSet Class .........................................     20,467,642             N/A
                                                                ============     ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
   Cash Management Class ....................................   $       1.00     $      1.00
                                                                ============     ===========
   Institutional Class ......................................   $       1.00             N/A
                                                                ============     ===========
   PlanAhead Class ..........................................   $       1.00     $      1.00
                                                                ============     ===========
   BBH ComSet Class .........................................   $       1.00            N/A
                                                                ============     ===========

                             See accompanying notes

AMERICAN BEACON FUNDS
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED) (IN THOUSANDS)

                                                                      U.S. GOVERNMENT
                                                       MONEY MARKET     MONEY MARKET
                                                       ------------   ---------------
INVESTMENT INCOME ALLOCATED FROM PORTFOLIO:
   Interest income .................................      $31,526           $246
   Portfolio expenses ..............................         (632)            (5)
                                                          -------           ----
      NET INVESTMENT INCOME ALLOCATED FROM PORTFOLIO       30,894            241
                                                          -------           ----
FUND EXPENSES:
   Administrative service fees (Note 2):
      Cash Management Class ........................          240              1
      Institutional Class ..........................          151             --
      PlanAhead Class ..............................           76              1
      Platinum Class ...............................           81             10
      BBH ComSet Class .............................            3             --
   Transfer agent fees:
      Cash Management Class ........................           11             --
      Institutional Class ..........................            5             --
      PlanAhead Class ..............................            4              3
      BBH ComSet Class .............................            2             --
   Professional fees ...............................            9              7
   Registration fees and expenses ..................           42             29
   Service fees - PlanAhead Class (Note 2) .........          191              2
   Distribution fees - Platinum Class (Note 2) .....           31              4
   Prospectus and shareholder reports ..............           26              1
   Other expenses ..................................           --              4
                                                          -------           ----
      TOTAL FUND EXPENSES ..........................          872             62
                                                          -------           ----
Less waiver and reimbursement of expenses (Note 2) .         (230)           (42)
                                                          -------           ----
   NET FUND EXPENSES ...............................          642             20
                                                          -------           ----
NET INVESTMENT INCOME ..............................       30,252            221
                                                          -------           ----
REALIZED GAIN ALLOCATED FROM PORTFOLIO:
   Net realized gain on investments ................           10             --
                                                          -------           ----
      NET GAIN ON INVESTMENTS ......................           10             --
                                                          -------           ----
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS      $30,262           $221
                                                          -------           ----

                             See accompanying notes

AMERICAN BEACON FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
JUNE 30, 2007 (UNAUDITED)(IN THOUSANDS)

                                                             MONEY MARKET              U.S. GOVERNMENT MONEY MARKET
                                                   -------------------------------   -------------------------------
                                                                       Year ended                        Year ended
                                                   Six Months ended   December 31,   Six Months ended   December 31,
                                                     June 30, 2007        2006         June 30, 2007        2006
                                                   ----------------   ------------   ----------------   ------------
                                                      (unaudited)                       (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income .......................     $    30,252      $    36,739        $    221         $    607
   Net realized gain on investments ............              10                1              --               --
      NET INCREASE IN NET ASSETS RESULTING FROM
                                                     -----------      -----------        --------         --------
         OPERATIONS ............................          30,262           36,740             221              607
                                                     -----------      -----------        --------         --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income:
      Cash Management Class ....................         (17,905)         (21,235)           (109)            (304)
      Institutional Class ......................          (7,833)          (4,754)             --               --
      PlanAhead Class ..........................          (3,757)          (9,290)            (45)            (114)
      Platinum Class ...........................            (544)          (1,460)            (67)            (189)
      BBH ComSet Class .........................            (212)              --              --               --
   Net realized gain on investments:
      Cash Management Class ....................              (6)              --              --               --
      Institutional Class ......................              (3)              --              --               --
      PlanAhead Class ..........................              (2)              (1)             --               --
      Platinum Class ...........................              --               --              --               --
      BBH ComSet Class .........................              --               --              --               --
                                                     -----------      -----------        --------         --------
         DISTRIBUTIONS TO SHAREHOLDERS .........         (30,262)         (36,740)           (221)            (607)
                                                     -----------      -----------        --------         --------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares ...............       3,817,043        5,755,911          31,546           39,131
   Reinvestment of dividends and distributions .          25,802           32,640              79              225
   Cost of shares redeemed .....................      (4,126,659)      (5,091,891)        (19,116)         (58,084)
                                                     -----------      -----------        --------         --------
      NET INCREASE (DECREASE) IN NET ASSETS FROM
         CAPITAL SHARE TRANSACTIONS ............        (283,814)         696,660          12,509          (18,728)
                                                     -----------      -----------        --------         --------
NET INCREASE (DECREASE) IN NET ASSETS ..........        (283,814)         696,660          12,509          (18,728)
                                                     -----------      -----------        --------         --------
NET ASSETS:
   Beginning of period .........................       1,210,482          513,822           9,638           28,366
                                                     -----------      -----------        --------         --------
   END OF PERIOD ...............................     $   926,668      $ 1,210,482        $ 22,147         $  9,638
                                                     ===========      ===========        ========         ========

                             See accompanying notes

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2007 (UNAUDITED)(IN THOUSANDS)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     American Beacon Funds (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a diversified, no-load, open-end management investment company with separate series. The following series are included in this report:
American Beacon Money Market and American Beacon U.S. Government Money Market Funds (each a "Fund" and collectively, the "Funds").

     The BBH Comset Class of the Money Market Fund commenced operations on April 2, 2007. The Platinum Class of the Funds was fully liquidated effective May 31, 2007.

     Each Fund invests all of its investable assets in the corresponding portfolio of the American Beacon Master Trust, an open-end diversified management investment company, as follows:

AMERICAN BEACON:                  (ARROW) invests assets in (ARROW) AMERICAN BEACON MASTER TRUST:
Money Market Fund                                                   Money Market Portfolio
U.S. Government Money Market Fund                                   U.S. Government Money Market Portfolio

     Each Fund has the same investment objectives as its corresponding American Beacon Master Trust Portfolio. The value of such investment reflects each Fund's proportionate interest in the net assets of the corresponding portfolio (5.5% and 2.8% at June 30, 2007 of the American Beacon Master Trust Money Market and U.S. Government Money Market Portfolios, respectively) (each a "Portfolio" and collectively the "Portfolios"). The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

     American Beacon Advisors, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

     The following is a summary of the significant accounting policies followed by the Funds.

Class Disclosure

     Each Fund has multiple classes of shares designed to meet the needs of different groups of investors. Please note that not all Funds offer all classes. The following table sets forth the differences amongst the classes:

CLASS:                               OFFERED TO:                 SERVICE AND DISTRIBUTION FEES:
------                  ------------------------------------   ----------------------------------
CASH MANAGEMENT CLASS   Investors making an initial            Administrative Service Fee - 0.07%
                        investment of $10 million for Money
                        Market and $2 million for U.S.
                        Government Money Market, or
                        investors investing through an
                        intermediary

INSTITUTIONAL CLASS     Investors making an initial            Administrative Service Fee - 0.10%
                        investment of $2 million

PLANAHEAD CLASS         General public and investors           Administrative Service Fee - 0.10%
                        investing through an intermediary      Service Fee - 0.25%

BBH COMSET              Investors making an initial            Administrative Service Fee - 0.08%
                        investment of at least $10 million
                        in BBH ComSet(SM) who meet the
                        eligibility requirements established
                        by Brown Brothers Harriman & Co.

Valuation of Investments

     The Funds record their investment in the Portfolios at fair value. Valuation of securities by the Portfolios is discussed in Note 1 of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS - CONTINUED
JUNE 30, 2007 (UNAUDITED)(IN THOUSANDS)

Investment Income and Dividends to Shareholders

     Each Fund records its share of net investment income (loss) and realized gain (loss) in the Portfolio each day. All net investment income (loss) and realized gain (loss) of each Portfolio are allocated pro rata among the corresponding Fund and other investors in each Portfolio at the time of such determination. The Funds generally declare dividends daily from net investment income and net short-term capital gain, if any, payable monthly.

     Dividends to shareholders are determined in accordance with federal income tax principles that may treat certain transactions differently than U.S. generally accepted accounting principles.

Allocation of Income, Expenses, Gains and Losses

     Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Use of Estimates

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Recently Issued Accounting Pronouncements

     On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance on how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Funds adopted the provisions of FIN 48 effective January 1, 2007. Tax positions taken by the Funds have been deemed to meet the more likely than not threshold, and therefore, there have been no adjustments to the Funds' net asset value per share.

     In September 2006, the FASB issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The Manager is evaluating the impact of FAS 157; however, it is not expected to have a material impact on the Funds' net assets or results of operations.

Other

     Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust's maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS - CONTINUED
JUNE 30, 2007 (UNAUDITED)(IN THOUSANDS)

2. TRANSACTIONS WITH AFFILIATES

Administrative Services Agreement

     As compensation for providing administrative services to the Funds, the Manager receives an annualized fee of 0.10% of the average daily net assets of each of the Institutional and PlanAhead Classes of the Funds, 0.08% of the average daily net assets of the BBH Class of the Money Market Fund and 0.07% of the Cash Management Class of the Funds.

Distribution Plan

     The Trust has adopted a "defensive" Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act, pursuant to which no fees may be charged to the Funds for distribution purposes. However, the Plan authorizes the fees received by the Manager to be used for distribution purposes. Under this plan, the Trust does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Trust shares.

Service Agreement

     The Manager and the Trust entered into a Service Agreement which obligates the Manager to oversee additional shareholder servicing of the PlanAhead Class. As compensation for performing the duties required under the Service Agreement, the Manager receives 0.25% based on the daily net assets of the PlanAhead Class.

Reimbursement and Waiver of Expenses

     The Manager contractually agreed to reimburse the following Funds for distribution and other expenses through February 29, 2008 to the extent total annual fund operating expenses exceed the following amounts:

FUND                                     CLASS        EXPENSE CAP    AMOUNT
----                                ---------------   -----------   -------
Money Market Fund                   Institutional       0.18%**     $50,430
Money Market Fund                   Cash Management     0.15%       163,573
U.S. Government Money Market Fund   Cash Management     0.15%*      1,290
U.S. Government Money Market Fund   PlanAhead           0.65%       1,312

*    Prior to March 1, 2007, the expense cap was 0.19%.

** Prior to March 1, 2007, fees were voluntarily waived by the Manager to arrive at expense cap.

     The Manager voluntarily agreed to reimburse the BBH ComSet Class of the Money Market Fund for other expenses through February 29, 2008 to the extent total annual fund operating expenses exceeded 0.15%. The Manager reimbursed expenses totaling $6,494 to the BBH ComSet Class of the Money Market Fund during the six months ended June 30, 2007.

Expense Reimbursement Plan

     The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek recoupment of fees waived or expenses reimbursed for a period of up to three years. However, recoupment will occur only if the Class' average net assets have grown or expenses have declined sufficiently to allow recoupment without causing its expense ratio to exceed the previously agreed upon expense limit. The following waived fees or reimbursed expenses are subject to potential recovery expiring in:

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS - CONTINUED
JUNE 30, 2007 (UNAUDITED)(IN THOUSANDS)

                         U.S. GOVERNMENT
YEAR      MONEY MARKET    MONEY MARKET*
----      ------------   ---------------
2007 ..     $140,252         $13,955
2008 ..      293,487          40,129
2009 ..      260,591          23,815
2010 ..      230,471           2,602

* Excludes waived fees or reimbursed expenses related to the Platinum class, which was closed May 14, 2007

     The Funds have not recorded a liability for this potential reimbursement due to the current assessment that a reimbursement is unlikely.

3. FEDERAL INCOME TAXES

     It is the policy of each of the Funds to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income tax provision is required.

     Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period that the differences arise. Temporary differences are not reflected in the financial records.

     Dividends are categorized in accordance with federal income tax regulations which may treat certain transactions differently than U. S. generally accepted accounting principles. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

     The tax character of distributions paid for the six months ended June 30, 2007 and the year ended December 31, 2006 were as follows (in thousands):

                                                                   U.S. GOVERNMENT
                                       MONEY MARKET                  MONEY MARKET
                              -----------------------------   -------------------------
                                SIX MONTHS      YEAR ENDED    SIX MONTHS    YEAR ENDED
                              ENDED JUNE 30,   DECEMBER 31,   ENDED JUNE   DECEMBER 31,
                                   2007            2006        30, 2007        2006
                              --------------   ------------   ----------   ------------
DISTRIBUTIONS PAID FROM
ORDINARY INCOME:*
   Cash Management Class ..       $17,912         $21,235        $109          $304
   Institutional Class ....         7,836           4,754          --            --
   PlanAhead Class ........         3,759           9,291          45           114
   Platinum Class .........           543           1,460          67           189
   BBH ComSet Class .......           212              --          --            --
                                  -------         -------        ----          ----
TOTAL DISTRIBUTIONS PAID ..       $30,262         $36,740        $221          $607
                                  =======         =======        ====          ====

* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

     As of June 30, 2007, the components of distributable earnings on a tax basis were the same as book. The cost basis of investments for federal income tax purposes was also the same as the book basis.

     The Funds do not have capital loss carry forwards as of June 30, 2007.

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS - CONTINUED
JUNE 30, 2007 (UNAUDITED)(IN THOUSANDS)

4. CAPITAL SHARE TRANSACTIONS

     The tables below summarize the activity in capital shares for each class of the Funds (in thousands). Each share is valued at $1.00:

Six Months Ended June 30, 2007

                                                          Cash
                                                       Management   Institutional   PlanAhead   Platinum
                                                          Class         Class         Class       Class
                                                       ----------   -------------   ---------   --------
Money Market Fund
Shares sold ........................................    2,886,591      523,291       328,658     14,014
Reinvestment of dividends ..........................       15,172        7,108         3,019        502
Shares redeemed ....................................   (2,781,254)    (810,121)     (443,088)   (48,173)
                                                       ----------     --------      --------    -------
Net increase (decrease) in shares outstanding ......      120,509     (279,722)     (111,411)   (33,657)
                                                       ==========     ========      ========    =======

                                                            BBH
                                                       ComSet Class
                                                       ------------
Money Market Fund
Shares sold ........................................      64,489
Reinvestment of dividends ..........................           1
Shares redeemed ....................................     (44,023)
                                                         -------
Net increase in shares outstanding .................      20,467
                                                         =======

                                                          Cash
                                                       Management   PlanAhead   Platinum
                                                          Class       Class       Class
                                                       ----------   ---------   --------
U.S. Government Money Market Fund
Shares sold ........................................     24,185       3,062       4,299
Reinvestment of dividends ..........................          5          12          62
Shares redeemed ....................................     (7,280)     (3,463)     (8,373)
                                                         ------        ----      ------
Net increase (decrease) in shares outstanding ......     16,910        (389)     (4,012)
                                                         ======        ====      ======

Year Ended December 31, 2006

                                                          Cash
                                                       Management   Institutional   PlanAhead   Platinum
                                                          Class         Class         Class       Class
                                                       ----------   -------------   ---------   --------
Money Market Fund
Shares sold ........................................    3,868,924     1,325,652      515,551     45,785
Reinvestment of dividends ..........................       19,760         3,586        7,834      1,460
Shares redeemed ....................................   (3,586,788)     (861,256)    (589,770)   (54,077)
                                                       ----------     ---------     --------    -------
Net increase (decrease) in shares outstanding ......      301,896       467,982      (66,385)    (6,832)
                                                       ==========     =========     ========    =======

                                                          Cash
                                                       Management   PlanAhead   Platinum
                                                          Class       Class       Class
                                                       ----------   ---------   --------
U.S. Government Money Market Fund
Shares sold ........................................     20,648       8,290      10,194
Reinvestment of dividends ..........................          0          36         189
Shares redeemed ....................................    (39,597)     (8,201)    (10,286)
                                                        -------      ------     -------
Net increase (decrease) in shares outstanding ......    (18,949)        125          97
                                                        =======      ======     =======

AMERICAN BEACON MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

                                                                                      Cash Management Class
                                                                ----------------------------------------------------------------
                                                                 Six Months                 Year Ended December 31,
                                                                 Ended June   --------------------------------------------------
                                                                  30, 2007      2006       2005       2004       2003      2002
                                                                -----------   --------   --------   --------   --------   ------
                                                                (Unaudited)
Net asset value, beginning of period ........................   $   1.00      $   1.00   $   1.00   $   1.00   $   1.00   $ 1.00
                                                                --------      --------   --------   --------   --------   ------
Income from investment operations:
   Net investment income(A) .................................      0 .03         0 .05      0 .03      0 .01      0 .01    0 .02
   Net realized gain on investments(B) ......................         --            --         --         --         --       --
                                                                --------      --------   --------   --------   --------   ------
Total income from investment operations .....................       0.03          0.05       0.03       0.01       0.01     0.02
                                                                --------      --------   --------   --------   --------   ------
Less distributions:
   Less Dividends from net investment income ................      (0.03)        (0.05)     (0.03)     (0.01)     (0.01)   (0.02)
   Distributions from net realized gains on investments(B) ..         --            --         --         --         --       --
                                                                --------      --------   --------   --------   --------   ------
Total distributions .........................................      (0.03)        (0.05)     (0.03)     (0.01)     (0.01)   (0.02)
                                                                --------      --------   --------   --------   --------   ------
Net asset value, end of period ..............................   $   1.00      $   1.00   $   1.00   $   1.00   $   1.00   $ 1.00
                                                                ========      ========   ========   ========   ========   ======
Total return ................................................       2.62%(C)      5.05%      3.19%      1.30%      1.08%    1.73%
                                                                ========      ========   ========   ========   ========   ======
Ratios and supplemental data:
   Net assets, end of period (in thousands) .................   $622,414      $501,905   $200,010   $434,587   $117,395   $6,641
   Ratios to average net assets (annualized):(A)
      Expenses, net of waivers ..............................       0.15%         0.15%      0.15%      0.15%      0.16%    0.19%
      Expenses, before waivers ..............................       0.20%         0.20%      0.23%      0.23%      0.24%    0.22%
      Net investment income, net of waivers .................       5.23%         5.04%      3.08%      1.34%      1.03%    1.73%
      Net investment income, before waivers .................       5.18%         4.99%      3.00%      1.26%      0.95%    1.70%

----------
(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the American Beacon Master Money Market Portfolio.

(B)  Amount is less than $0.01 per share.

(C)  Not annualized.

AMERICAN BEACON MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

                                                                                       Institutional Class
                                                                ----------------------------------------------------------------
                                                                 Six Months                 Year Ended December 31,
                                                                 Ended June   --------------------------------------------------
                                                                  30, 2007      2006       2005      2004      2003       2002
                                                                -----------   --------   -------   -------   --------   --------
                                                                (Unaudited)
Net asset value, beginning of period ........................   $   1.00      $   1.00   $  1.00   $  1.00   $   1.00   $   1.00
                                                                --------      --------   -------   -------   --------   --------
Income from investment operations:
   Net investment income(A) .................................       0.03          0.05      0.03      0.01       0.01       0.02
   Net realized gain on investments(B) ......................         --            --        --        --         --         --
                                                                --------      --------   -------   -------   --------   --------
Total income from investment operations .....................       0.03          0.05      0.03      0.01       0.01       0.02
                                                                --------      --------   -------   -------   --------   --------
Less distributions:
   Less Dividends from net investment income ................      (0.03)        (0.05)    (0.03)    (0.01)     (0.01)     (0.02)
   Distributions from net realized gains on investments(B) ..         --            --        --        --         --         --
                                                                --------      --------   -------   -------   --------   --------
Total distributions .........................................      (0.03)        (0.05)    (0.03)    (0.01)     (0.01)     (0.02)
                                                                --------      --------   -------   -------   --------   --------
Net asset value, end of period ..............................   $   1.00      $   1.00   $  1.00   $  1.00   $   1.00   $   1.00
                                                                ========      ========   =======   =======   ========   ========
Total return ................................................       2.60%(C)      4.99%     3.06%     1.20%      0.97%      1.67%
                                                                ========      ========   =======   =======   ========   ========
Ratios and supplemental data:
   Net assets, end of period (in thousands) .................   $224,681      $504,403   $36,421   $34,146   $159,092   $474,922
   Ratios to average net assets (annualized):(A)
      Expenses, net of waivers ..............................       0.19%         0.19%     0.28%     0.24%      0.27%      0.24%
      Expenses, before waivers ..............................       0.22%         0.23%     0.28%     0.24%      0.27%      0.24%
      Net investment income, net of waivers .................       5.19%         5.06%     3.07%     1.05%      1.00%      1.68%
      Net investment income, before waivers .................       5.15%         5.02%     3.07%     1.05%      1.00%      1.68%

----------
(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the American Beacon Master Money Market Portfolio.

(B)  Amount is less than $0.01 per share.

(C)  Not annualized.

AMERICAN BEACON MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

                                                                                          PlanAhead Class
                                                                ------------------------------------------------------------------
                                                                 Six Months                  Year Ended December 31,
                                                                 Ended June   ----------------------------------------------------
                                                                  30, 2007      2006       2005       2004       2003       2002
                                                                -----------   --------   --------   --------   --------   --------
                                                                (Unaudited)
Net asset value, beginning of period ........................   $  1.00       $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                                -------       --------   --------   --------   --------   --------
Income from investment operations:
   Net investment income(A) .................................      0.02           0.05       0.03       0.01       0.01       0.01
   Net realized gain on investments(B) ......................        --             --         --         --         --         --
                                                                -------       --------   --------   --------   --------   --------
Total income from investment operations .....................      0.02           0.05       0.03       0.01       0.01       0.01
                                                                -------       --------   --------   --------   --------   --------
Less distributions:
   Less Dividends from net investment income ................     (0.02)         (0.05)     (0.03)     (0.01)     (0.01)     (0.01)
   Distributions from net realized gains on investments(B) ..        --             --         --         --         --         --
                                                                -------       --------   --------   --------   --------   --------
Total distributions .........................................     (0.02)         (0.05)     (0.03)     (0.01)     (0.01)     (0.01)
                                                                -------       --------   --------   --------   --------   --------
Net asset value, end of period ..............................   $  1.00         $1 .00   $   1.00   $   1.00   $   1.00   $   1.00
                                                                =======       ========   ========   ========   ========   ========
Total return ................................................      2.46%(C)       4.69%      2.82%      0.93%      0.70%      1.37%
                                                                =======       ========   ========   ========   ========   ========
Ratios and supplemental data:
   Net assets, end of period (in thousands) .................   $59,106       $170,518   $236,903   $132,438   $126,972   $155,535
   Ratios to average net assets (annualized):(A)
      Expenses, net of waivers ..............................      0.45%          0.49%      0.51%      0.51%      0.54%      0.54%
      Expenses, before waivers ..............................      0.46%          0.49%      0.51%      0.51%      0.54%      0.54%
      Net investment income, net of waivers .................      4.92%          4.59%      2.83%      0.94%      0.71%      1.36%
      Net investment income, before waivers .................      4.91%          4.59%      2.83%      0.94%      0.71%      1.36%

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the American Beacon Master Money Market Portfolio.

(B)  Amount is less than $0.01 per share.

(C)  Not annualized.


                             See accompanying notes

AMERICAN BEACON MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

                                                                     BBH
                                                                ComSet Class
                                                                ------------
                                                                 April 02 to
                                                                  June 30,
                                                                    2007
                                                                ------------
                                                                 (Unaudited)
Net asset value, beginning of period ........................    $  1.00
                                                                 -------
Income from investment operations:
   Net investment income(A) .................................       0.01
   Net realized gain on investments(B) ......................         --
                                                                 -------
Total income from investment operations .....................       0.01
                                                                 -------
Less distributions:
   Less Dividends from net investment income ................      (0.01)
   Distributions from net realized gains on investments(B) ..         --
                                                                 -------
Total distributions .........................................      (0.01)
                                                                 -------
Net asset value, end of period ..............................    $  1.00
                                                                 =======
Total return ................................................       1.29%(C)
                                                                 =======
Ratios and supplemental data:
   Net assets, end of period (in thousands) .................    $20,467
   Ratios to average net assets (annualized):(A)
      Expenses, net of waivers ..............................       0.15%
      Expenses, before waivers ..............................       0.31%
      Net investment income, net of waivers .................       5.22%
      Net investment income, before waivers .................       5.06%

----------
(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the American Beacon Master Money Market Portfolio.

(B)  Amount is less than $0.01 per share.

(C)  Not annualized.

                             See accompanying notes

AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

                                                                                    Cash Management Class
                                                                -------------------------------------------------------------
                                                                    Six
                                                                   Months
                                                                   Ended                   Year Ended December 31,
                                                                  June 30,     ----------------------------------------------
                                                                    2007        2006      2005      2004      2003      2002
                                                                -----------    ------   -------   -------   -------   -------
                                                                (Unaudited)
Net asset value, beginning of period ........................     $  1.00      $ 1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                                                  -------      ------   -------   -------   -------   -------
Income from investment operations:
   Net investment income(A)..................................        0.03        0.05      0.03      0.01      0.01      0.02
   Net realized gain on investments(B).......................          --          --        --        --        --        --
                                                                  -------      ------   -------   -------   -------   -------
Total income from investment operations .....................        0.03        0.05      0.03      0.01      0.01      0.02
                                                                  -------      ------   -------   -------   -------   -------
Less distributions:
   Less Dividends from net investment income ................       (0.03)      (0.05)    (0.03)    (0.01)    (0.01)    (0.02)
   Distributions from net realized gains on investments(B)...          --          --        --        --        --        --
                                                                  -------      ------   -------   -------   -------   -------
Total distributions .........................................       (0.03)      (0.05)    (0.03)    (0.01)    (0.01)    (0.02)
                                                                  -------      ------   -------   -------   -------   -------
Net asset value, end of period ..............................     $  1.00      $ 1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                                                  =======      ======   =======   =======   =======   =======
Total return ................................................        2.59%(C)    4.97%     3.12%     1.22%     1.04%     1.67%
                                                                  =======      ======   =======   =======   =======   =======
Ratios and supplemental data:
   Net assets, end of period (in thousands) .................     $20,478      $3,568   $22,518   $28,591   $22,060   $38,310
   Ratios to average net assets (annualized):(A)
      Expenses, net of waivers ..............................        0.16%       0.19%     0.19%     0.19%     0.19%     0.19%
      Expenses, before waivers ..............................        1.20%       0.64%     0.38%     0.29%     0.37%     0.23%
      Net investment income, net of waivers .................        5.17%       4.60%     2.99%     1.21%     1.04%     1.69%
      Net investment income, before waivers .................        4.14%       4.16%     2.80%     1.11%     0.86%     1.65%

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the American Beacon Master U.S. Government Money Market Portfolio.

(B)  Amount is less than $0.01 per share.

(C)  Not annualized.

                             See accompanying notes

AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

                                                                                        PlanAhead Class
                                                                --------------------------------------------------------------
                                                                    Six
                                                                   Months
                                                                   Ended                   Year Ended December 31,
                                                                  June 30,     -----------------------------------------------
                                                                    2007        2006     2005      2004       2003      2002
                                                                -----------    ------   ------   -------    -------   --------
                                                                (Unaudited)
Net asset value, beginning of period ........................      $ 1.00      $ 1.00   $ 1.00   $ 1.00     $  1.00   $   1.00
                                                                   ------      ------   ------   ------     -------   --------
Income from investment operations:
   Net investment income(A)..................................        0.02        0.04     0.03     0.00(B)     0.01       0.01
   Net realized gain on investments(B).......................          --          --       --       --          --         --
                                                                   ------      ------   ------   ------     -------   --------
Total income from investment operations......................        0.02        0.04     0.03       --        0.01       0.01
                                                                   ------      ------   ------   ------     -------   --------
Less distributions:
   Less Dividends from net investment income.................       (0.02)      (0.04)   (0.03)    0.00(B)    (0.01)     (0.01)
   Distributions from net realized gains on investments(B)...          --          --       --       --          --         --
                                                                   ------      ------   ------   ------     -------   --------
Total distributions..........................................       (0.02)      (0.04)   (0.03)      --       (0.01)     (0.01)
                                                                   ------      ------   ------   ------     -------   --------
Net asset value, end of period...............................      $ 1.00      $ 1.00   $ 1.00   $ 1.00     $  1.00   $   1.00
                                                                   ======      ======   ======   ======     =======   ========
Total return.................................................        2.35%(C)    4.51%    2.71%    0.85%       0.61%      1.30%
                                                                   ======      ======   ======   ======     =======   ========
Ratios and supplemental data:
   Net assets, end of period (in thousands)..................      $1,669      $2,058   $1,933   $5,370     $26,785   $175,115
   Ratios to average net assets (annualized):(A)
      Expenses, net of waivers...............................        0.65%       0.63%    0.58%    0.56%       0.58%      0.55%
      Expenses, before waivers...............................        1.75%       1.02%    0.61%    0.57%       0.62%      0.55%
      Net investment income, net of waivers..................        4.68%       4.39%    2.47%    0.68%       0.72%      1.25%
      Net investment income, before waivers..................        3.59%       4.00%    2.44%    0.67%       0.68%      1.25%

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the American Beacon Master U.S. Government Money Market Portfolio.

(B)  Amount is less than $0.01 per share.

(C)  Not annualized.

                             See accompanying notes

AMERICAN BEACON MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2007 (Unaudited)

                                                                            PAR
                                                                          AMOUNT       VALUE
                                                                         --------   ----------
                                                                         (DOLLARS IN THOUSANDS)
FUNDING AGREEMENTS - 0.89%
   Metropolitan Life Insurance Co., 5.41%, Due 11/21/2007 ++ .........   $150,000   $  150,000
                                                                                    ----------
MEDIUM-TERM NOTES - 32.06%
   ABN Amro Bank NV, 5.409%, Due 4/18/2008 ++ # ......................    132,050      132,133
   American Honda Finance Corp.,
      5.31%, Due 7/10/2007 ++ # ......................................     33,040       33,040
      5.385%, Due 7/23/2007 ++ # .....................................     10,000       10,000
      5.38%, Due 8/23/2007 ++ # ......................................     20,000       20,002
      5.47%, Due 8/23/2007 ++ # ......................................      5,500        5,501
      5.38%, Due 9/19/2007 ++ # ......................................     25,000       25,003
      5.465%, Due 10/22/2007 ++ # ....................................     10,000       10,004
      5.39%, Due 11/15/2007 ++ # .....................................     42,000       42,009
      5.375%, Due 1/23/2008 ++ .......................................     40,000       40,011
      5.42%, Due 2/22/2008 ++ # ......................................     33,200       33,219
      5.327%, Due 5/9/2008 ++ # ......................................     15,000       15,000
   ASIF Global Financing XXI, 5.71%, Due 3/14/2008 ++ # ..............     32,650       32,736
   ASIF Global Financing XXXII, 5.41%, Due 2/25/2008 ++ # ............    206,600      206,713
   Bank of America Corp.,
      5.46%, Due 9/7/2007 ++ # .......................................    183,180      183,223
      5.786%, Due 5/5/2008 ++ ........................................     32,000       32,125
   Berkshire Hathaway Finance Corp.,
      5.40%, Due 1/11/2008 ++ # ......................................    128,085      128,147
      5.42%, Due 5/16/2008 ++ # ......................................     23,750       23,772
   Citigroup Global Markets Holdings, Inc., 5.43%, Due 8/16/2007 ++ ..     58,800       58,808
   Citigroup, Inc.,
      5.416%, Due 11/1/2007 ++ .......................................    130,115      130,162
      5.405%, Due 5/2/2008 ++ ........................................    199,700      199,838
   Commonwealth Bank of Australia, 5.355%, Due 1/31/2008 ++ # ........    175,000      175,035
   Credit Suisse USA, Inc., 5.47%, Due 6/2/2008 ++ ...................     25,053       25,084
   General Electric Capital Corp.,
      5.445%, Due 10/17/2007 ++ ......................................    180,000      180,000
      5.41%, Due 1/3/2008 ++ .........................................    211,500      211,608
      5.406%, Due 1/15/2008 ++ .......................................    324,455      324,604
      5.40%, Due 3/4/2008 ++ .........................................     40,886       40,907
      5.416%, Due 4/15/2008 ++ .......................................     65,000       65,050
      5.41%, Due 5/19/2008 ++ ........................................     20,000       20,016
   Goldman Sachs Group, Inc.,
      5.474%, Due 7/2/2007 ++ ........................................     64,350       64,350
      5.475%, Due 10/5/2007 ++ .......................................     12,700       12,705
   HBOS Treasury Services plc, 5.357%, Due 7/17/2008 ++ # ............     59,500       59,515
   HSBC Finance Corp.,
      5.505%, Due 7/27/2007 ++ .......................................     97,525       97,538
      5.39%, Due 10/4/2007 ++ ........................................    115,000      115,022
      5.36%, Due 5/21/2008 ++ ........................................    162,770      162,803

AMERICAN BEACON MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2007 (Unaudited)

                                                                            PAR
                                                                          AMOUNT       VALUE
                                                                         --------   ----------
                                                                         (DOLLARS IN THOUSANDS)
   JPMorgan Chase & Co., 5.425%, Due 1/25/2008 ++ ....................   $220,000   $  220,129
   Merrill Lynch & Co., Inc.,
      5.39%, Due 8/24/2007 ++ ........................................     39,830       39,833
      5.47%, Due 8/27/2007 ++ ........................................     77,000       77,017
      5.485%, Due 10/19/2007 ++ ......................................     83,000       83,037
      5.39%, Due 2/14/2008 ++ ........................................     61,300       61,324
      5.46%, Due 6/16/2008 ++ ........................................     93,350       93,463
   Monumental Global Funding II, 5.39%, Due 9/13/2007 ++ # ...........     21,500       21,502
   Morgan Stanley,
      5.48%, Due 7/27/2007 ++ ........................................     58,595       58,602
      5.484%, Due 1/18/2008 ++ .......................................     68,900       68,958
   Royal Bank of Scotland plc,
      5.36%, Due 12/21/2007 ++ # .....................................    230,000      230,044
      5.36%, Due 4/11/2008 ++ # ......................................    435,500      435,638
      5.365%, Due 4/21/2008 ++ # .....................................     50,000       50,017
      5.33%, Due 7/18/2008 ++ # ......................................    150,000      150,000
   Toyota Motor Credit Corp.,
      5.327%, Due 8/10/2007 ++ .......................................     60,000       60,002
      5.33%, Due 9/14/2007 ++ ........................................     95,000       95,005
      5.33%, Due 10/12/2007 ++ .......................................      4,800        4,800
      5.346%, Due 4/15/2008 ++ .......................................    100,000      100,022
      5.33%, Due 6/17/2008 ++ ........................................     24,000       24,004
   Wachovia Corp., 5.435%, Due 7/20/2007 ++ ..........................    179,152      179,163
   Wells Fargo & Co.,
      5.42%, Due 9/28/2007 ++ ........................................    269,901      269,971
      5.33%, Due 7/14/2008 ++ # ......................................    150,000      150,000
                                                                                    ----------
   TOTAL MEDIUM-TERM NOTES ...........................................               5,388,214
                                                                                    ----------
PROMISSORY NOTES - 2.68%
   Goldman Sachs Group, Inc., 5.36%, Due 5/9/2008 ++ .................    450,000      450,000
                                                                                    ----------
CERTIFICATES OF DEPOSIT AND BANK NOTES - 25.94%
   Allied Irish Banks N.Y., 5.336%, Due 8/8/2007 ++ ..................     15,000       15,000
   Bank of New York,
      5.335%, Due 11/16/2007 ++ ......................................     77,500       77,505
      5.335%, Due 11/19/2007 ++ ......................................      5,000        5,000
   Bank of Nova Scotia N.Y., 5.335%, Due 10/31/2007 ++ ...............     64,860       64,863
   Barclays Bank N.Y.,
      5.32%, Due 8/24/2007 ...........................................    250,000      250,000
      5.35%, Due 10/2/2007 ...........................................    250,000      250,000
   BNP Paribas N.Y., 5.29%, Due 10/3/2007 ++ .........................    100,000       99,994
   Branch Banking & Trust,
      5.307%, Due 8/10/2007 ++ .......................................     50,000       49,999
      5.36%, Due 11/16/2007 ++ .......................................    100,000      100,017
   Caylon N.Y.,
      5.327%, Due 8/10/2007 ++ .......................................    542,000      541,999

AMERICAN BEACON MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2007 (Unaudited)

                                                                            PAR
                                                                          AMOUNT       VALUE
                                                                         --------   ----------
                                                                         (DOLLARS IN THOUSANDS)
   Caylon N.Y.,
      5.28%, Due 9/13/2007 ++ ........................................   $185,700   $  185,690
      5.29%, Due 10/3/2007 ++ ........................................     67,500       67,497
   Credit Suisse N.Y.,
      5.338%, Due 8/13/2007 ++ .......................................    125,000      125,001
      5.33%, Due 2/26/2008 ++ ........................................    250,000      250,000
   Deutsche Bank N.Y., 5.36%, Due 6/19/2008 ++ .......................    280,000      280,084
   HSBC Bank USA, 5.43%, Due 9/21/2007 ++ ............................    203,550      203,600
   M&I Marshall & Ilsley Bank,
      5.341%, Due 8/1/2007 ++ ........................................     50,000       50,000
      5.33%, Due 2/15/2008 ++ ........................................    196,500      196,504
   National City Bank,
      5.30%, Due 10/4/2007 ++ ........................................    135,000      134,994
      5.40%, Due 1/10/2008 ++ ........................................      6,925        6,928
   Nordea Bank Finland N.Y., 5.298%, Due 5/28/2008 ++ ................     21,600       21,592
   Suntrust Bank, 5.429%, Due 4/2/2008 ++ ............................     53,020       53,064
   US Bank, NA,
      5.39%, Due 9/10/2007 ++ ........................................    250,000      250,037
      5.39%, Due 9/28/2007 ++ ........................................     60,000       60,011
      5.379%, Due 10/1/2007 ++ .......................................    135,450      135,474
      5.32%, Due 1/3/2008 ++ .........................................    221,500      221,503
   Wachovia Bank, 5.35%, Due 9/28/2007 ++ ............................     50,000       50,003
   Westpac Bank N.Y., 5.316%, Due 1/15/2008 ++ .......................     46,000       45,999
   World Savings Bank FSB,
      5.36%, Due 10/19/2007 ++ .......................................    400,000      400,050
      5.42%, Due 12/7/2007 ++ ........................................    117,400      117,446
      5.41%, Due 6/20/2008 ++ ........................................     50,000       50,041
                                                                                    ----------
   TOTAL CERTIFICATES OF DEPOSIT AND BANK NOTES ......................               4,359,895
                                                                                    ----------
COMMERCIAL PAPER - 20.20%
   Barton Capital LLC,
      5.28%, Due 7/2/2007 ............................................     50,000       49,993
      5.29%, Due 7/13/2007 # .........................................     37,856       37,789
   Beta Finance Corp., 5.26%, Due 9/12/2007 ..........................     40,000       39,573
   Citigroup Funding, Inc.,
      5.26%, Due 8/23/2007 ...........................................    200,000      198,451
      5.26%, Due 8/29/2007 ...........................................    150,000      148,707
   Falcon Asset Securitization LLC, 5.26%, Due 9/28/2007 .............     77,749       76,738
   FCAR Owner Trust, Series I,
      5.27%, Due 8/15/2007 ...........................................    300,000      298,018
      5.285%, Due 9/17/2007 ..........................................    475,000      469,566
   Fountain Square Commercial Funding Corp.,
      5.26%, Due 8/21/2007 # .........................................     10,000        9,926
      5.275%, Due 9/19/2007 # ........................................     90,378       89,319
   General Electric Capital Corp., 5.04%, Due 11/9/2007 ..............     40,000       39,266
   Golden Funding Corp., 5.375%, Due 7/16/2007 .......................    150,000      149,664

AMERICAN BEACON MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2007 (Unaudited)

                                                           PAR
                                                          AMOUNT       VALUE
                                                        ---------   -----------
                                                         (DOLLARS IN THOUSANDS)
   K2 USA LLC, 5.26%, Due 9/18/2007 # ...............    $ 36,100   $    35,683
   Kitty Hawk Funding Corp., 5.32%, Due 7/31/2007 ...      30,000        29,867
   Lexington Parker Capital Co. LLC, 5.26%,
      Due 10/18/2007 ................................      25,000        24,602
   Long Lane Master Trust IV,
      5.32%, Due 7/23/2007 # ........................      24,101        24,023
      5.34%, Due 7/26/2007 # ........................     414,549       413,414
   Park Avenue Receivables Co. LLC,
      5.30%, Due 7/20/2007 ..........................     250,000       249,301
      5.265%, Due 8/22/2007 .........................      60,000        59,544
   Sheffield Receivables Corp., 5.29%,
      Due 7/23/2007 # ...............................      42,850        42,712
   Stanfield Victoria Funding LLC,
      5.26%, Due 8/21/2007 # ........................      45,000        44,665
      5.26%, Due 8/28/2007 # ........................      25,000        24,788
      5.265%, Due 9/4/2007 # ........................      25,000        24,762
      5.27%, Due 9/6/2007 # .........................     115,000       113,873
   Three Rivers Funding Corp., 5.28%,
      Due 7/11/2007 # ...............................      87,156        87,028
   Toyota Motor Credit Corp.,
      5.20%, Due 7/30/2007 ..........................     100,000        99,581
      5.20%, Due 7/31/2007 ..........................     200,000       199,133
      5.20%, Due 8/1/2007 ...........................      50,000        49,776
   UBS Finance Delaware LLC,
      5.20%, Due 8/6/2007 ...........................     140,000       139,272
      5.20%, Due 8/10/2007 ..........................     100,000        99,422
   Yorktown Capital LLC, 5.28%, Due 7/5/2007 ........      25,249        25,234
                                                                    -----------
   TOTAL COMMERCIAL PAPER ...........................                 3,393,690
                                                                    -----------
TIME DEPOSITS - 10.92%
   ING Bank, NV, 5.344%, Due 7/2/2007 ...............     620,000       620,000
   Natixis, 5.375%, Due 7/2/2007 ....................     750,000       750,000
   Rabobank Nederland, 5.34%, Due 12/1/2006 .........     464,487       464,487
                                                                    -----------
   TOTAL TIME DEPOSITS ..............................                 1,834,487
                                                                    -----------
REPURCHASE AGREEMENTS - 8.63%
   Bank of America, NA, 5.475%, Due 7/2/2007
      (Held at Bank of New York, Collateralized by
      Whole Loan Mortgages valued at $618,000, 0.00%,
      2/23/2036) ....................................     600,000       600,000
   Citigroup, Inc., 5.475%, Due 7/2/2007 (Held at
      JPMorgan Chase, NYC, Collateralized by Whole
      Loan Mortgages valued at $53,028, 0.00%,
      4/24/2037 - 6/25/2037) ........................      50,000        50,000
   Lehman Brothers Holdings, Inc., 5.41%,
      Due 7/2/2007 (Held at JPMorgan Chase, NYC,
      Collateralized by Asset Backed Securities
      valued at $662,937, 0.00% - 8.9%, 9/17/2007 -
      2/25/2047) ....................................     650,000       650,000
      5.445%, Due 7/2/2007 (Held at JPMorgan Chase,
         NYC, Collateralized by Corporate Obligations
         valued at $115,908, 0.00% - 8.25%,
         9/15/2010 - 8/1/2037; and Medium-Term Notes
         valued at $37,081, 5.9%, 12/21/2035) .......     150,000       150,000
                                                                    -----------
   TOTAL REPURCHASE AGREEMENTS ......................                 1,450,000
                                                                    -----------
TOTAL INVESTMENTS - 101.32% (COST $17,026,286) ......               $17,026,286
LIABILITIES, NET OF OTHER ASSETS - (1.32%) ..........                  (222,280)
                                                                    -----------
TOTAL NET ASSETS - 100.00% ..........................               $16,804,006
                                                                    ===========

AMERICAN BEACON MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2007 (Unaudited)

     Percentages are stated as a percent of net assets.

++ The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

# Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,120,235 or 18.57% of net assets. The Fund has no right to demand registration of these securities.

AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2007 (Unaudited)

                                                           PAR
                                                          AMOUNT        VALUE
                                                        ----------   -----------
                                                         (DOLLARS IN THOUSANDS)
U.S. AGENCY OBLIGATIONS - 5.17%
FEDERAL FARM CREDIT BANK - 1.34%
   5.10%, Due 8/14/2007 ++ ..........................    $ 10,851      $ 10,783
                                                                       --------
FEDERAL HOME LOAN BANK - 3.73%
   5.30%, Due 2/22/2008 ++ ..........................      15,000        14,999
   5.30%, Due 5/7/2008 ++ ...........................      15,000        14,999
                                                                       --------
                                                                         29,998
                                                                       --------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.10%
   5.05%, Due 12/31/2007 ++ .........................         793           773
                                                                       --------
TOTAL U.S. AGENCY OBLIGATIONS .......................                    41,554
                                                                       --------
REPURCHASE AGREEMENTS - 94.75%
   Banc of America Securities, LLC, 5.375%,
      Due 7/2/2007 (Held at Bank of New York,
      Collateralized by U.S. Government Obligations
      valued at $255,000, 5.5%, 6/1/2033) ...........     250,000       250,000
   Barclays Capital, Inc., 5.35%, Due 7/2/2007
      (Held at Bank of New York, Collateralized by
      U.S. Government Obligations valued at $224,400,
      3.998% - 6.277%, 6/1/2035 - 7/1/2037) .........     220,000       220,000
   Goldman Sachs, 5.35%, Due 7/2/2007 (Held at Bank
      of New York, Collateralized by U.S. Government
      Obligations valued at $297,745, 4.0% - 7.5%,
      1/1/2009 - 4/1/2037) ..........................     291,907       291,907
                                                                       --------
   TOTAL REPURCHASE AGREEMENTS ......................                   761,907
                                                                       --------
TOTAL INVESTMENTS - 99.92% (COST $803,461) ..........                  $803,461
OTHER ASSETS, NET OF LIABILITIES - 0.08% ............                       604
                                                                       --------
TOTAL NET ASSETS - 100.00% ..........................                  $804,065
                                                                       ========

     Percentages are stated as a percent of net assets.

++ The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

AMERICAN BEACON MASTER TRUST PORTFOLIOS
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2007 (UNAUDITED) (IN THOUSANDS)

                                                                         U.S.
                                                                      GOVERNMENT
                                                          MONEY         MONEY
                                                          MARKET        MARKET
                                                       -----------   -----------
ASSETS:
   Investment in securities at value
      (cost - $15,576,286 and $41,554,
      respectively) ................................   $15,576,286    $ 41,554
   Repurchase agreement (cost - $1,450,000 and
      $761,907, respectively) ......................     1,450,000     761,907
   Dividends and interest receivable ...............        75,748         680
   Prepaid expenses ................................           164           7
                                                       -----------    --------
      TOTAL ASSETS .................................    17,102,198     804,148
                                                       -----------    --------
LIABILITIES:
   Management and investment advisory fees payable
   (Note 2) ........................................         1,435          61
   Other liabilities ...............................       296,757          22
                                                       -----------    --------
      TOTAL LIABILITIES ............................       298,192          83
                                                       -----------    --------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL
   INTERESTS                                           $16,804,006    $804,065
                                                       ===========    ========

                             See accompanying notes

AMERICAN BEACON MASTER TRUST PORTFOLIOS
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED) (IN THOUSANDS)

                                                                         U.S.
                                                                      Government
                                                             Money       Money
                                                            Market      Market
                                                           --------   ----------
INVESTMENT INCOME:
   Interest income .....................................   $433,809     $19,778
                                                           --------     -------
      TOTAL INVESTMENT INCOME ..........................    433,809      19,778
                                                           --------     -------
EXPENSES:
   Management and investment advisory fees (Note 2) ....      8,087         371
   Custodian fees ......................................        291          12
   Professional fees ...................................         66          16
   Other expenses ......................................        235           6
                                                           --------     -------
      TOTAL EXPENSES ...................................      8,679         405
                                                           --------     -------
NET INVESTMENT INCOME ..................................    425,130      19,373
                                                           --------     -------
REALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments ....................        128           1
                                                           --------     -------
      NET GAIN ON INVESTMENTS ..........................        128           1
                                                           --------     -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...   $425,258     $19,374
                                                           ========     =======

                             See accompanying notes

AMERICAN BEACON MASTER TRUST PORTFOLIOS
STATEMENT OF CHANGES IN NET ASSETS
(IN THOUSANDS)

                                                                                           U.S. GOVERNMENT MONEY
                                                                 MONEY MARKET                     MARKET
                                                       ------------------------------   ---------------------------
                                                         Six Months       Year Ended     Six Months     Year Ended
                                                       Ended June 30,    December 31,    Ended June    December 31,
                                                            2007             2006         30, 2007         2006
                                                       --------------   -------------   ------------   ------------
                                                         (unaudited)                    (unaudited)
INCREASE IN NET ASSETS:
OPERATIONS:
   Net investment income ...........................   $    425,130     $     530,893   $    19,373    $     17,196
   Net realized gain on investments ................            128                12             1               1
                                                       ------------     -------------   -----------    ------------
      TOTAL INCREASE IN NET ASSETS RESULTING FROM
         OPERATIONS ................................        425,258           530,905        19,374          17,197
                                                       ------------     -------------   -----------    ------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
INTERESTS:
   Contributions ...................................     18,498,503       131,682,048     1,960,272       3,002,185
   Withdrawals .....................................    (14,847,924)     (126,270,825)   (1,738,977)     (2,695,546)
                                                       ------------     -------------   -----------    ------------
      NET INCREASE IN NET ASSETS RESULTING FROM
         TRANSACTIONS IN INVESTORS' BENEFICIAL
         INTERESTS .................................      3,650,579        5,411,223        221,295         306,639
                                                       ------------     -------------   -----------    ------------
      NET INCREASE IN NET ASSETS ...................      4,075,837        5,942,128        240,669         323,836
                                                       ------------     -------------   -----------    ------------
NET ASSETS:
   Beginning of period .............................     12,728,169         6,786,041       563,396         239,560
                                                       ------------     -------------   -----------    ------------
   END OF PERIOD ...................................   $ 16,804,006     $  12,728,169   $   804,065     $   563,396
                                                       ============     =============   ===========    ============

                             See accompanying notes

AMERICAN BEACON MASTER TRUST PORTFOLIOS
FINANCIAL HIGHLIGHTS

                                                                    Money Market
                                                ---------------------------------------------------
                                                 Six Months          Year Ended December 31,
                                                 Ended June   -------------------------------------
                                                  30, 2007     2006    2005    2004    2003    2002
                                                -----------   -----   -----   -----   -----   -----
                                                (unaudited)
Total return ................................     2.64%(A)    5.09%   3.25%   1.34%   1.13%   1.81%
Ratios to average net assets (annualized):
   Expenses .................................     0.11%       0.11%   0.11%   0.11%   0.11%   0.11%
   Net investment income ....................     5.26%       5.03%   3.20%   1.30%   1.14%   1.81%

                                                            U.S. Government Money Market
                                                ---------------------------------------------------
                                                 Six Months          Year Ended December 31,
                                                 Ended June   -------------------------------------
                                                  30, 2007     2006    2005    2004    2003    2002
                                                -----------   -----   -----   -----   -----   -----
                                                (unaudited)
Total return ................................     2.61%(A)    5.04%   3.19%   1.30%   1.11%   1.74%
Ratios to average net assets (annualized):
   Expenses .................................     0.11%       0.12%   0.12%   0.11%   0.12%   0.12%
   Net investment income ....................     5.22%       4.97%   3.15%   1.30%   1.13%   1.71%

----------
(A)  Not annualized

AMERICAN BEACON MASTER TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2007 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     American Beacon Master Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a no load, open-end management investment company that was organized as a trust under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated as of November 1, 2004. Prior to November 1, 2004, the Trust was organized as a trust under the laws of the State of New York. Beneficial interests in the Trust are divided into separate series, each having distinct investment objectives and policies. These financial statements relate to the American Beacon Master Money Market Portfolio and American Beacon Master U.S. Government Money Market Portfolio (each a "Portfolio" and collectively the "Portfolios"). The objective of each Portfolio is current income, liquidity and the maintenance of a stable price of $1.00 per share. The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.

     American Beacon Advisors, Inc. (the "Manager") is a wholly owned subsidiary of AMR Corporation and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services.

     The following is a summary of the significant accounting policies followed by the Portfolios.

Security Valuation

     Securities of the Portfolios are valued at amortized cost, which approximates fair value. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolios, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation that the Trust's Board of Trustees (the "Board") believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action that should be initiated.

Security Transactions and Investment Income

     Security transactions are recorded on the trade date of the security purchase or sale. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Federal Income Taxes

     The Portfolios will be treated as partnerships for federal income tax purposes. As such, each investor in a Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that each Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of subchapter M of the Internal Revenue Code.

Repurchase Agreements

     Under the terms of a repurchase agreement, securities are acquired by a Portfolio from a securities dealer or a bank that are subject to resale at a later date. Repurchase agreements are fully collateralized by U.S. Treasury or U.S. Government agency securities and are valued at cost, which approximates market value. All collateral is held at the custodian bank. The collateral is monitored daily by the Manager so that the collateral's market value exceeds the carrying value of the repurchase agreement plus accrued interest.

AMERICAN BEACON MASTER TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2007 (UNAUDITED)

Use of Estimates

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Recently Issued Accounting Pronouncements

     On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance on how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Portolios adopted the provisions of FIN 48 effective January 1, 2007. Tax positions taken by the Portfolios have been deemed to meet the more likely than not threshold, and therefore, there have been no adjustments to the Portfolios' net asset value per share.

     In September 2006, the FASB issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The Manager is evaluating the impact of FAS 157; however, it is not expected to have a material impact on the Portfolios' net assets or results of operations.

Other

     Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust's maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. TRANSACTIONS WITH AFFILIATES

Management Agreement

     The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all administrative, investment advisory and portfolio management services. The Manager serves as the sole investment advisor to each of the Portfolios. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Portfolios 0.10% of the average daily net assets of each of the Portfolios.

AMERICAN BEACON MASTER TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2007 (UNAUDITED)

Interfund Lending Program

     Pursuant to an exemptive order by the Securities and Exchange Commission, the Portfolios, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Money Market Portfolio to lend money to other participating series managed by the Manager. For the six months ended June 30, 2007, the Money Market Portfolio earned $8,708 under the credit facility. This amount is included in interest income on the financial statements.

DISCLOSURE REGARDING THE BOARD OF TRUSTEES' APPROVAL OF THE MANAGEMENT AGREEMENTS OF THE FUNDS AND THE PORTFOLIOS
(UNAUDITED)

INTERIM RENEWAL

In prior years, the Board of Trustees ("Board" or "Trustees") typically has considered the annual renewal of the existing Management Agreements between American Beacon Advisors, Inc. (the "Manager") and the American Beacon Funds (the "Trust"), on behalf of the Money Market and U.S. Government Money Market Funds (each, a "Fund" and collectively, the "Funds"), and between the Manager and the American Beacon Master Trust, on behalf of the Money Market and U.S. Government Money Market Portfolios (collectively, the "Portfolios"), at the Board meeting held in the first quarter of each year. (The term "Funds" is used throughout this section to refer to both the Funds and the Portfolios.) At the November 15, 2006 meeting, the Board decided to conduct these annual renewals at their second quarter meeting each year to enable the Trustees to consider more year-end data in their deliberations. At the March 8, 2007 Board meeting, the Board considered renewal of the Management Agreements on an interim basis until the Board meeting scheduled for the second quarter, at which meeting the Board would perform a comprehensive review of factors relevant to an annual renewal.

In connection with the interim renewal, the Board, with the assistance of independent legal counsel, requested and received certain relevant information from the Manager. Further, the Board took into consideration information furnished for the Board's review and consideration throughout the year at regular Board and Investment Committee meetings. The Board considered several factors at its March 2007 meeting.but did not identify any particular information that was most relevant to its consideration to renew the Management Agreement, and each Trustee may have afforded different weight to these factors. The Board determined that certain factors typically considered in connection with an annual renewal were not material with respect to an interim renewal.

In determining whether to renew the Management Agreement on an interim basis, the Trustees considered the best interests of each Fund separately. The following considerations and conclusions are applicable to all Funds.

Cost of Services. With respect to the Management Agreement, the Board noted that the Manager proposed to continue most of the expense waivers and reimbursements that were in place for each applicable Fund's 2006 fiscal year as well as implement additional waivers and/or reimbursements.

Nature, Extent and Quality of Services. With respect to the renewal of the Management Agreement, the Trustees considered that the Manager continues to provide high-quality services to each Fund at a low cost to investors and provides a comprehensive compliance program for each Fund. Based on this information, the Board concluded that the nature, extent and quality of the management and advisory services provided by the Manager were appropriate for each Fund and, thus, supported a decision to renew the Management Agreement on an interim basis.

Investment Performance. The Board considered the performance reports and discussions with management at Board and Committee meetings throughout the year.

In considering the renewal of the Management Agreement with the Manager for the Funds, the Trustees considered that 1) each Fund outperformed its respective benchmark index for the 2006 calendar year, and 2) the fee rate schedules for the Manager had not changed since the last contract renewal.

Based on, among others, considerations and those noted above with respect to all Funds, the Trustees determined that the Funds and their shareholders would benefit from the Manager's continued management of the Funds until the next regular Board meeting and approved the renewal of the Agreement with respect to each of the Funds on an interim basis until the next regular Board meeting.

DISCLOSURE REGARDING THE BOARD OF TRUSTEES' APPROVAL OF THE MANAGEMENT AGREEMENTS OF THE FUNDS AND THE PORTFOLIOS - CONTINUED
(UNAUDITED)

ANNUAL RENEWAL

At its May 25, 2007 meeting, the Board considered the renewal of the Management Agreements. In preparation for the Board's consideration to renew the Agreements, the Board and its Investment Committee undertook steps to gather and consider information furnished by the Manager and Lipper, Inc. ("Lipper"). The Board, with the assistance of independent legal counsel, requested and received certain relevant information from the Manager.

In addition, the Board's Investment Committee worked with Lipper to obtain relevant comparative information regarding the performance, fees and expenses of the Funds. The Investment Committee held a separate meeting on May 4, 2007 to consider the information provided by Lipper. Further, the Board took into consideration information furnished for the Board's review and consideration throughout the year at regular Board and Investment Committee meetings, as well as information specifically prepared in connection with the renewal process.

The Trustees considered, among other materials, responses by the Manager to inquiries requesting:

     - a description of any significant changes (actual or anticipated) to principal activities, personnel, services provided to the Funds, or any other area, including how these changes might affect the Funds;

     -    a copy of the Manager's SEC Form ADV registration statement;

     - a summary of any material past, pending or anticipated litigation or regulatory proceedings involving the Manager or its personnel, including the results of any recent regulatory examination or independent audit;

     - a comparison of performance of each Fund to comparable investment companies and appropriate indices, including comments on the relative performance of each Fund versus the respective peer group average;

     - a profit/loss analysis of the Manager and any actual or anticipated economies of scale in relation to the services it provides to each Fund;

     - an analysis of compensation, including a comparison with fees charged to other clients for which similar services are provided, any proposed changes to the fee schedule and the effect of any fee waivers;

     - an evaluation of other benefits to the Manager or Funds as a result of their relationship, if any;

     - confirmation that the Manager's financial condition does not raise concerns that the Manager would be unable to continue providing the same scope and quality of services to the Funds;

     - a description of the scope of portfolio management services provided to the Funds and other clients, including other registered investment companies, whether such services differ, and any advantages or disadvantages that might accrue to the Funds due to the manager's involvement in other activities;

     - a description of the personnel who are assigned primary responsibility for managing the Funds, including any changes during the past year and a discussion of the adequacy of current and projected staffing levels to service the Funds;

     - a description of the basis upon which portfolio managers are compensated, including any "incentive" arrangements;

     - a discussion regarding the Manager's participation in "soft dollar" arrangements, if any, or other brokerage allocation policies with respect to Fund transactions, including the Manager's methodology for obtaining the most favorable execution and the use of any affiliated broker-dealers;

     - a description of any actual or potential conflicts of interest anticipated in managing Fund assets;

     - a description of trade allocation procedures among accounts managed by the Manager;

DISCLOSURE REGARDING THE BOARD OF TRUSTEES' APPROVAL OF THE MANAGEMENT AGREEMENTS OF THE FUNDS AND THE PORTFOLIOS - CONTINUED
(UNAUDITED)

     - a summary of any material changes to the Manager's compliance program with regard to federal, state, corporate and Fund requirements and a certification to the reasonable design of the compliance program;

     -    a discussion of any material compliance problems and remedial actions;

     - information regarding the Manager's code of ethics, insider trading policy and disaster recovery plan, including a description of any material changes thereto;

     -    a description of the Manager's affiliation with any broker-dealer;

     - a discussion of any anticipated change in the Manager's controlling persons;

     - verification of the Manager's insurance coverage with regards to the services provided to the Funds.

     - a comparison of advisory fees and expense ratios for comparable mutual funds;

     - an analysis of any material complaints received from Fund shareholders;

     - a description of any revenue sharing activities with respect to the Funds;

     - a discussion of any rebate arrangements between the Manager and service providers to the Funds pursuant to which the Manager receives direct or indirect benefits from the service provider;

     - a discussion of whether the Manager receives, with respect to the Funds, other compensation; and

     - a description of how expenses that are not readily identifiable to a particular Fund are allocated.

The Board also obtained an analysis provided by Lipper that compared: (i) investment performance of each Fund versus comparable investment companies and appropriate indices; (ii) total Fund expenses of each Fund versus comparable mutual funds, and (iii) each Fund's investment advisory fees versus comparable mutual funds. For each Fund, the class used for comparative purposes was the class with the longest performance history, which in most cases is the Institutional Class. References below to each Fund's Lipper peer group are to the group of comparable mutual funds included in the analysis provided by Lipper.

The Trustees also received a memorandum from their legal counsel detailing the Board's responsibilities pertaining to the renewal of the Management Agreements. This memorandum explained the regulatory requirements surrounding the Trustees' process for evaluating investment advisors and the terms of the contracts.

Provided below is an overview of the primary factors the Board considered at its May 25, 2007 meeting. The Board did not identify any particular information that was most relevant to its consideration to renew the Management and Investment Advisory Agreements, and each Trustee may have afforded different weight to the various factors.

CONSIDERATIONS WITH RESPECT TO ALL FUNDS

In determining whether to approve the continuance of the Management Agreements, the Trustees considered the best interests of each Fund separately. In addition, while the Management Agreements for all of the Funds were considered at the same Board meeting, the Board considered each Fund's investment management relationships separately. In each instance, the Board considered, among other things, the following factors: (1) the nature and quality of the services provided; (2) the investment performance of the Fund and the investment advisor;
(3) the Manager's cost for providing the services and the profitability of the advisory business to the Manager; (4) the extent to which economies of scale have been taken into account in setting the fee schedule; (5) whether fee levels reflect these economies of scale for the benefit of Fund investors; (6) comparisons of services and fees with contracts entered into by the Manager with other clients (such as pension funds and other institutional funds); and (7) any other benefits derived or anticipated to be derived by the Manager from its relationship with a Fund. The Trustees posed questions to various management personnel of the Manager regarding certain key aspects of the material submitted in support of the renewal.

DISCLOSURE REGARDING THE BOARD OF TRUSTEES' APPROVAL OF THE MANAGEMENT AGREEMENTS OF THE FUNDS AND THE PORTFOLIOS - CONTINUED
(UNAUDITED)

Nature, Extent and Quality of Services. With respect to the renewal of each Management Agreement the Board considered: the background and experience of key investment personnel and the Manager's ability to retain them; the Manager's disciplined investment approach and goal to provide consistent above average long-term performance at a low cost; the Manager's continuing efforts to add new series and share classes to enhance the Funds' product line; the Manager's record in building improved compliance, control and credit functions that reduce risks to the Funds; the addition of personnel to manage the Funds, promote sales and improve services, including the addition of a separate new information technology department at the Manager; and the high rankings received by the Funds in service surveys.

Based on the foregoing information, the Board concluded that the nature, extent and quality of the management services provided by the Manager were appropriate for each Fund and, thus, supported a decision to renew each Management Agreement.

Investment Performance. The Board evaluated the comparative information provided by Lipper and the Manager regarding each Fund's investment performance relative to its benchmark index(es) and peer group. With respect to Lipper data, the Board considered the information provided by Lipper regarding its independent peer selection methodology to select all peer groups and universes. The Board also considered the performance reports and discussions with management at Board and Committee meetings throughout the year. A discussion regarding the Board's considerations with respect to each Fund's performance appears below under "Additional Considerations and Conclusions with Respect to Each Fund."

Cost of Services and Profits Realized. In analyzing the cost of services and profitability of the Manager by Fund, the Board considered the revenues earned and the expenses incurred by the Manager. The profitability levels were noted at both an individual Fund level and at an aggregate level for all Funds. The Board also considered that the Management Agreement for the Trust stipulates that to the extent that a Fund invests all of its investable assets in another registered investment company, the Fund will not pay the Manager a management fee. Each Fund operates under a master-feeder structure whereby each Fund invests all of its assets in a corresponding portfolio of the American Beacon Master Trust. As such, the Manager receives a management fee from the master portfolio. The Board also considered the Manager's advisory fees for services provided by the Manager to institutional separate accounts with similar investment strategies. Although the Board noted that, in certain cases, the fee rates paid by other clients is lower than the fee rates paid by the Funds, the difference reflects the greater level of responsibility and regulatory requirements associated with managing the Funds.

The Board also noted that the Manager proposed to continue the expense waivers and reimbursements for certain Funds and Classes that were in place during the last fiscal year. The Board considered that the Manager receives service and administrative fees to compensate the Manager for providing administrative services to the Funds and to compensate third-party administrators and broker-dealers for services to Fund shareholders. The Board also noted that the non-Institutional Classes of the Funds maintain higher expense ratios in order to compensate third party distributors but the net fee to the Manager is generally the same for all Classes.

Based on the foregoing information, the Board concluded that the profitability levels were reasonable in light of the services performed by the Manager. A discussion regarding the Board's considerations with respect to each Fund's fee rates is set forth below under "Additional Considerations and Conclusions with Respect to Each Fund."

Economies of Scale. In considering the reasonableness of the management fees, the Board considered whether economies of scale will be realized as the Funds grow and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. The Board noted that the Funds have experienced substantial recent

DISCLOSURE REGARDING THE BOARD OF TRUSTEES' APPROVAL OF THE MANAGEMENT AGREEMENTS OF THE FUNDS AND THE PORTFOLIOS - CONTINUED
(UNAUDITED)

asset growth. With respect to the Funds, the Board noted that, although the fee schedules for these Funds do not have breakpoints, the effective advisory fee rates are low by industry standards and the performance of these Funds has been highly competitive and, in many cases, among the top performers among similar funds.

The Board also considered the Manager's representations that its costs have increased due primarily to greater service provider and regulatory costs. The Manager also represented that it anticipates further economies of scale would be largely offset by higher costs of adding and retaining qualified personnel, improving technology and increasing demands on its advisory business.

Based on the foregoing information, the Board concluded that the Manager fee schedule provides for a reasonable sharing of benefits from any economies of scale with each Fund.

Benefits Derived from the Relationship with the Funds. The Board considered the "fall-out" or ancillary benefits that accrue to the Manager as a result of the advisory relationships with the Funds, including greater exposure in the marketplace with respect to the Manager's investment process and expanding the level of assets under management by the Manager. The Board also considered that the Funds permit institutional investors access to such investments at a more favorable cost and that the Manager's relationship with the Funds continues to be a significant factor in attracting separate account assets for the Manager. In addition, the Board noted that the Manager provides services to the Trust at a relatively low cost.

Based on the foregoing information, the Board concluded that the potential benefits accruing to the Manager by virtue of its relationship with the Funds appear to be fair and reasonable.

ADDITIONAL CONSIDERATIONS AND CONCLUSIONS WITH RESPECT TO EACH FUND

The performance of each Fund was compared to the respective Lipper Average, which includes all comparable funds in the Lipper category, and the Lipper Index, which includes the 30 largest funds in the Lipper category. References to the Lipper expense group below are to the group of comparable mutual funds included in the analysis provided to the Trustees by Lipper. All performance comparisons are for periods ended March 31, 2007, unless otherwise noted.

ADDITIONAL CONSIDERATIONS AND CONCLUSIONS WITH RESPECT TO THE MONEY MARKET FUND

In considering the renewal of the Management Agreement with the Fund, the Trustees considered the following additional factors: (1) the Money Market Fund underperformed the Lipper Index for all reported periods except the one-year, but outperformed the Lipper Average for all reported periods; (2) the actual management fee and total expense ratio of the Money Market Fund were both lower than its Lipper expense group median; (3) the Manager is subject to a risk of financial responsibility should the Fund be unable to maintain a stable $1.00 per share net asset value; (4) the Manager's explanation that fee schedule "breakpoints" were not warranted due to, among other factors, the low base management fee charged to the Fund; and (5) the Manager has contractually agreed to waive fees and/or reimburse Fund expenses to the extent necessary to maintain a competitive total expense ratio for the Institutional and Cash Management Classes of the Money Market Fund.

Based on these considerations and those noted above with respect to all Funds, the Trustees (1) concluded that the fees paid to the Manager under the Management Agreement are fair and reasonable, (2) determined that the Fund and its shareholders would benefit from the Manager's continued management of the Fund and (3) approved the renewal of the Management Agreement with respect to the Fund.

DISCLOSURE REGARDING THE BOARD OF TRUSTEES' APPROVAL OF THE MANAGEMENT AGREEMENTS OF THE FUNDS AND THE PORTFOLIOS - CONTINUED
(UNAUDITED)

ADDITIONAL CONSIDERATIONS AND CONCLUSIONS WITH RESPECT TO THE U.S. GOVERNMENT MONEY MARKET FUND

In considering the renewal of the Management Agreement with respect to the Fund, the Trustees considered the following additional factors: (1) the Cash Management Class of the U.S. Government Money Market Fund ("Cash Management Class") outperformed the Lipper Index and Average for all reported periods; (2) the actual management fee (including administrative fees) and the total expense ratio of the Cash Management Class was lower than its Lipper expense group median; (3) the Manager is subject to a risk of financial responsibility should the Fund be unable to maintain a stable $1.00 per share net asset value; (4) the Manager's explanation that fee schedule "breakpoints" were not warranted due to, among other factors, the low, base management fee charged to the Fund; and (5) the Manager has contractually agreed to continue to waive fees and/or reimburse Fund expenses to the extent necessary to maintain a competitive total expense ratio for all Classes of the U.S. Government Money Market Fund.

Based on these considerations and those noted above with respect to all Funds, the Trustees (1) concluded that the fees paid to the Manager under the Management Agreement are fair and reasonable, (2) determined that the Fund and its shareholders would benefit from the Manager's continued management of the Fund and (3) approved the renewal of the Management Agreement with respect to the Fund.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                        (AMERICAN BEACON FUNDS(SM) LOGO)

DELIVERY OF DOCUMENT

To reduce expenses, your financial institution may mail only one copy of the Prospectus, Annual Report and Semi-Annual Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution. Delivery of individual copies will commence thirty days after receiving your request. If you invest in the Fund through a financial institution, you may be able to receive the Fund's regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution's name or contact your financial institution directly.

TO OBTAIN MORE INFORMATION ABOUT THE FUND:

          (KEYBOARD GRAPHIC)                         (MOUSE GRAPHIC)

              BY E-MAIL:                           ON THE INTERNET:
                                                  Visit our website at
  american_beacon.funds@ambeacon.com          www.americanbeaconfunds.com

         (TELEPHONE GRAPHIC)                        (MAILBOX GRAPHIC)

            BY TELEPHONE:                               BY MAIL:

         Institutional Class                      American Beacon Funds
          Call (800)658-5811                 4151 Amon Carter Blvd., MD 2450
           PlanAhead Class                        Fort Worth, TX 76155
         Call (800) 388-3344

 AVAILABILITY OF QUARTERLY PORTFOLIO     AVAILABILITY OF PROXY VOTING POLICY AND
              SCHEDULES                                  RECORDS

In addition to the Schedule of          A description of the policies and
Investments provided in each            procedures the Fund uses to determine
semi-annual and annual report, the      how to vote proxies relating to
Fund files a complete schedule of its   portfolio securities is available in the
portfolio holdings with the             Fund's Statement of Additional
Securities and Exchange Commission      Information, is available free of charge
("SEC") on Form N-Q as of the first     on the Fund's website
and third fiscal quarters. The Fund's   (www.americanbeaconfunds.com) and by
Forms N-Q are available on the SEC's    calling 1-800-967-9009 or by accessing
website at www.sec.gov. The Forms N-Q   the SEC's website at www.sec.gov. The
may also be reviewed and copied at      Fund's proxy voting record for the most
the SEC's Public Reference Room, 450    recent year ended June 30 is filed
Fifth Street, NW, Washington, DC        annually with the SEC on Form N-PX. The
20549. Information regarding the        Fund's Forms N-PX are available on the
operation of the SEC's Public           SEC's website at www.sec.gov. The Fund's
Reference Room may be obtained by       proxy voting record may also be obtained
calling 1-800-SEC-0330. A complete      by calling 1-800-967-9009.
schedule of the Fund's portfolio
holdings is also available on the
Funds' website
(www.americanbeaconfunds.com)
approximately thirty days after the
end of each month.

FUND SERVICE PROVIDERS:

CUSTODIAN              TRANSFER AGENT         INDEPENDENT REGISTERED  DISTRIBUTOR
STATE STREET BANK AND  BOSTON FINANCIAL DATA  PUBLIC ACCOUNTING       FORESIDE FUND SERVICES
TRUST                  SERVICES               FIRM                    Portland, Maine
Boston, Massachusetts  Kansas City, Missouri  ERNST & YOUNG LLP
                                              Dallas, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current prospectus.

American Beacon Funds is a service mark of AMR Corporation. PlanAhead Class is a registered service mark of American Beacon Advisors, Inc. American Beacon Money Market Fund and American Beacon U.S. Government Money Market Fund are service marks of American Beacon Advisors, Inc.

                                                                        SAR 6/07
                                                                          540291
                                       42

ITEM 2. CODE OF ETHICS.
The Trust did not amend the code of ethics that applies to its principal executive and financial officers (the "Code") nor did it grant any waivers to the provisions of the Code during the period covered by the shareholder report presented in Item 1.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.
The schedules of investments for the Money Market Portfolio and U.S. Government Money Market Portfolio of the American Beacon Master Trust are included in the American Beacon Funds shareholder report presented in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust's Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.

ITEM 11. CONTROLS AND PROCEDURES.
     (a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

     (b) There were no changes in the Trust's internal control over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 12. EXHIBITS.
     (a)(1) Not applicable.

     (a)(2) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

     (a)(3) Not applicable.

     (b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.



                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Master Trust

By /s/ Douglas G. Herring
   --------------------
   Douglas G. Herring
   President

Date: September 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Douglas G. Herring
   --------------------
   Douglas G. Herring
   President

Date: September 7, 2007


By /s/ Rebecca L. Harris
   ---------------------
   Rebecca L. Harris
   Treasurer

Date: September 7, 2007